SHORT - TERM DEBT AND LONG-TERM DEBT (Narrative - Long-term debt) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018	Jan. 31, 2018	Dec. 31, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Aug. 31, 2017	Dec. 31, 2016
LONG-TERM DEBT [Line Items]
Face amount of debt		$ 6,109		$ 291	$ 17,787	$ 872	$ 12,296
Debt Instrument, Basis Spread on Variable Rate			1.20%
Debt Instrument, Maturity Date			Apr. 03, 2020
Short Term Loan Agreement With East West Bank [Member]
LONG-TERM DEBT [Line Items]
Repayments of Related Party Debt		$ 20,000
East West Bank [Member]
LONG-TERM DEBT [Line Items]
Face amount of debt			$ 27,000
Debt Instrument, Description of Variable Rate Basis			LIBOR rate plus 1.2%
Repayments of Related Party Debt	$ 10,000
Repayments of Debt			$ 12,000
East West Bank [Member] | Long-term Debt [Member]
LONG-TERM DEBT [Line Items]
Face amount of debt								$ 30,000